Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 20, 2015
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 20, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Global X MSCI Pakistan ETF (Prospectus Summary) | Global X MSCI Pakistan ETF Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI Pakistan ETF
Supplement [Text Block]	cik0001432353_SupplementTextBlock
Effective immediately, the name of the Fund’s Underlying Index will be changed from the MSCI All Pakistan 25/50 Index to the MSCI All Pakistan Select 25/50 Index. Accordingly, all references to the MSCI All Pakistan 25/50 Index in the Prospectus and SAI are hereby deleted and replaced with the MSCI All Pakistan Select 25/50 Index.

Effective on or about April 23, 2015, the Fund will be open for investment.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective immediately, the name of the Fund’s Underlying Index will be changed from the MSCI All Pakistan 25/50 Index to the MSCI All Pakistan Select 25/50 Index. Accordingly, all references to the MSCI All Pakistan 25/50 Index in the Prospectus and SAI are hereby deleted and replaced with the MSCI All Pakistan Select 25/50 Index.